SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Company's subsidiaries presented an impact on Hyperinflationary Economies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Polices [Abstract]
Net loss on hyperinflationary economy adjustment	R$ (165,826)	R$ (55,277)
Impact on profit or loss	(26,528)	18,667
Monthly average exchange rate impact	218,227	32,160
Capital reserve		58,496
Profit reserve		R$ 8,292